Other Long-Term Liabilities - Asset Retirement Obligations (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Asset retirement obligations settlement period	60 years
Inflation rate	2.00%	2.00%
Reconciliation Of Changes In Provision For Decommissioning Restoration And Rehabilitation Costs [Roll Forward]
Balance – beginning of year	$ 6,806	$ 5,861	$ 5,771
Balance – end of year	6,908	6,806	5,861
Less: current portion	495	249	184
Non-current asset retirement obligation	6,413	6,557	$ 5,677
North Sea
Reconciliation Of Changes In Provision For Decommissioning Restoration And Rehabilitation Costs [Roll Forward]
Balance – beginning of year	821
Balance – end of year	$ 1,011	$ 821
Provision for decommissioning, restoration and rehabilitation costs
Disclosure of other provisions [line items]
Weighted average discount rate	5.60%	4.00%	3.70%
Reconciliation Of Changes In Provision For Decommissioning Restoration And Rehabilitation Costs [Roll Forward]
Liabilities incurred	$ 20	$ 5	$ 5
Liabilities acquired, net	11	76	13
Liabilities settled	(449)	(307)	(249)
Asset retirement obligation accretion	281	185	205
Revision of cost, inflation and timing estimates	897	508	(134)
Impact of regulatory changes	982	1,208	0
Change in discount rates	(1,698)	(723)	253
Foreign exchange adjustments	$ 58	$ (7)	$ (3)